Note 1 - Basis of Presentation and General Information - Revenues from Significant Charterers (Details) - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]
	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Concentration risk percentage	90.00%	94.00%
Major Customer A [Member]
Concentration risk percentage	21.00%	23.00%
Major Customer B [Member]
Concentration risk percentage	22.00%	24.00%
Major Customer C [Member]
Concentration risk percentage	12.00%	8.00%
Major Customer D [Member
Concentration risk percentage	35.00%	39.00%